Consolidated Balance Sheets - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Current assets
Cash and cash equivalents	$ 1,747,661	$ 928,796	$ 79,847
Accounts receivable, net	846,529	762,487
Inventories, net	8,578,431	3,693,216	919,644
Prepaid expenses and other current assets		200,160	381,510
Prepaid inventory	475,913	140,047
Loan and interest receivable	1,435,219
Prepaid expenses and other current assets	110,970	60,113
Total current assets	13,194,723	5,584,659	1,381,001
Goodwill	1,240,000
Intangible asset, net	2,290,895	112,853
Total assets	16,725,618	5,697,512	1,381,001
Current liabilities
Accounts payable and accrued expenses	5,306,355	2,050,476	1,108,488
Accrued payroll and bonuses	1,210,805	1,283,464	257,730
Deferred revenue	71,242	99,531	179,366
Accrued interest - related party	821,925	747,636	138,967
Notes payable - related party, net		6,143,223	2,100,000
Convertible notes payable, net	2,627,778		82,128
Derivative liabilities	14,870,050	13,813,449	620,238
Total current liabilities	24,908,155	24,137,779	4,486,917
Long-term liabilities
Long-term portion of convertible notes payable, net			1,493,939
Notes payable, net		10,477	393,975
Total liabilities	24,908,155	24,148,256	6,374,831
Shareholders’ deficit
Common stock, $0.001 par value, 300,000,000 shares authorized, 27,642,828 and 24,749,354 shares issued and outstanding as of April 30, 2021 and 2020, respectively; 6,921,299 and 8,137,859 shares issuable as of April 30, 2021 and 2020, respectively	41,870	27,643	24,749
Additional paid-in capital	62,871,881	10,365,056	5,214,970
Accumulated other comprehensive loss	(12,346)	(20,170)	(5,036)
Accumulated deficit	(71,083,942)	(28,823,273)	(10,228,513)
Total shareholders’ deficit	(8,182,537)	(18,450,744)	(4,993,830)
Total liabilities and shareholders’ deficit	$ 16,725,618	$ 5,697,512	$ 1,381,001